DEBT - REDEMPTION REQUIREMENTS (Details) $ in Thousands	Sep. 30, 2020 USD ($)
NJR
Debt Instrument [Line Items]
2021	$ 0
2022	50,000
2023	50,000
2024	100,000
2025	0
Thereafter	810,000
NJNG
Debt Instrument [Line Items]
2021	0
2022	0
2023	0
2024	70,000
2025	50,000
Thereafter	$ 972,845